Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,045,810
Previously Paid Amount	0.00
Total Fee Amount	696.83
Total Offset Amount	0.00
Net Fee	696.83
Narrative - Max Aggregate Offering Price	$ 5,045,810
Final Prospectus	true